Stock-based compensation - Restricted stock units (Details) - RSUs - USD ($)		3 Months Ended		9 Months Ended
	Feb. 26, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Stock-based compensation
Vesting period	2 years
Number of shares issued for each stock award vested	1
Stock-based compensation		$ 124,000	$ 84,000	$ 309,000	$ 197,000
Total unrecognized compensation expense		$ 600,000		$ 600,000
Estimated weighted average period over which expense is expected to be recognized				1 year 5 months 27 days
Summary of unvested RSUs
Unvested - Beginning of period (in shares)				184,000
Granted (in shares)				92,250
Forfeited (in shares)				(2,000)
Unvested - End of period (in shares)		274,250		274,250